LONG-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Investments, All Other Investments [Abstract]
SCHEDULE OF EQUITY METHOD INVESTMENTS

As of June 30, 2023, the Company’s equity method investments had a carrying value of $7,029 which were as follows:

Investees	Abbreviation	% of Ownership	Carrying value
Qingdao Taoping IoT Co., Ltd.	QD Taoping, or QD	47%	$-
Yunnan Taoping IoT Co., Ltd.	YN Taoping, or YN	40%	-
Jiangsu Taoping IoT Technology Co., Ltd.	JS Taoping, or JS	25%	-
Jiangsu Taoping New Media Co., Ltd	JS New Media, or JN	21%	7,029
			$7,029